INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Investments
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,009,589 – June 30, 2026, $1,054,347 – December 31, 2025)	$ 1,003,767	$ 1,064,267
Fixed maturity securities held to maturity	1,994	1,994
Equity securities, at fair value (cost: $25,887 – June 30, 2026, $16,086 – December 31, 2025)	31,297	20,936
Other investments, at fair value (cost: $13,016 – June 30, 2026, $12,028 – December 31, 2025)	14,515	13,710
Short-term investments	37,673	31,170
Equity-method investments measured at fair value	2,416	2,408
Total investments	1,091,662	1,134,485
Cash and cash equivalents	197,156	186,183
Accrued investment income	16,241	15,328
Premiums receivable, net of allowance for expected credit losses ($14,029 – June 30, 2026, $13,595 – December 31, 2025)	354,502	274,312
Reinsurance recoverables, net of allowance for expected credit losses ($920 – June 30, 2026, $900 – December 31, 2025)	245,050	233,650
Ceded unearned premiums	110,881	114,169
Deferred policy acquisition costs, net of ceding commission	79,564	70,623
Deferred tax assets, net	5,459	4,890
Other assets	76,298	67,149
TOTAL ASSETS	2,176,813	2,100,789
LIABILITIES
Reserve for unpaid loss and loss adjustment expenses	842,888	798,339
Unearned premiums	533,922	469,897
Insurance and reinsurance payables	103,857	95,869
Other liabilities	27,202	26,536
TOTAL LIABILITIES	1,507,869	1,390,641
SHAREHOLDERS’ EQUITY
Common shares (authorized: 750,000,000 shares at $0.01 par value per share; issued and outstanding: 42,466,701 shares – June 30, 2026, 42,842,216 shares – December 31, 2025)	427	428
Additional paid-in capital	77,438	86,856
Treasury shares (187,497 shares –June 30, 2026, 1,407 shares – December 31, 2025)	(4,655)	(35)
Accumulated other comprehensive (loss) income, net of taxes	(4,714)	10,273
Retained earnings	600,448	612,626
TOTAL SHAREHOLDERS’ EQUITY	668,944	710,148
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,176,813	$ 2,100,789